STOCK BASED COMPENSATION (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Outstanding
The following table summarizes information on stock options outstanding as of March 31, 2024 under the Legacy Incentive Plan:

	Options Outstanding		Options Vested and Exercisable
	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2024	2,271,894	$0.57	2,244,102	4.76	$0.56
Options granted	—
Options exercised	—	$—
Options forfeited	(2,964)	$1.26
Options cancelled	—	$—
Outstanding Balance, March 31, 2024	2,268,930	$0.57	2,255,034	4.57	$0.57

The following table summarizes information on stock options outstanding as of December 31, 2023 and 2022 under the Legacy Incentive Plan:

	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2022	6,802,437	$0.38	4,628,311	6.79	$0.24
Options exercised	(530,666)	$0.55
Options forfeited	(61,460)	$0.75
Options cancelled	(4,791)	$0.75
Outstanding Balance, June 14, 2022	6,205,520
Conversion ratio	0.5929
SpringBig Holdings options	3,679,171
Options exercised	(135,090)	$0.30
Options forfeited	(149,328)	$1.11	______	___	____
Outstanding Balance, January 1, 2023	3,394,753	$0.57	3,250,236	5.79	$0.54
Options exercised	(727,233)	$0.38
Options forfeited	(25,876)	$0.82
Options cancelled	(369,750)	$0.84
Outstanding Balance, Dec. 31, 2023	2,271,894	$0.57	2,244,102	4.76	$0.56

Share-Based Payment Arrangement, Restricted Stock Unit, Activity
The following table summarizes information on Restricted Stock Units outstanding as of March 31, 2024 under the 2022 Incentive Plan:

	Restricted Stock Units Outstanding
	Number of RSUs	Weighted Average Fair Value (Per Share)	Weighted Average Vesting (Years)
Outstanding Balance, December 31, 2022	725,000	$1.97	2.5
RSUs granted	1,989,000	0.56
RSUs forfeited	(276,836)	1.28
RSUs vested and common stock issued	(225,655)	$1.97
Outstanding Balance, December 31, 2023	2,211,509	$0.80
RSUs forfeited	(50,000)	0.80
Outstanding Balance, March 31, 2024	2,161,509	$0.79	1.9

The following table summarizes information on Restricted Stock Units outstanding as of December 31, 2023 under the 2022 Incentive Plan:

	Restricted Stock Units Outstanding
	Number of RSUs	Weighted Average Fair Value (Per Share)	Weighted Average Vesting (Years)
Outstanding Balance, January 1, 2022	—
RSUs granted	761,500	$1.97
RSUs forfeited	(36,500)	$1.97
Outstanding Balance, January 1, 2023	725,000	$1.97	2.5
RSUs granted	1,989,000	$0.56
RSUs forfeited	(276,836)	$1.28
RSUs vested and common stock issued	(225,655)	$1.97
Outstanding Balance, December 31, 2023	2,211,509	$0.80	2.2